Derivative Instruments and Other Hedging Activities - Schedule of Outstanding Derivative Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value of Derivatives
Derivative Asset	$ 31,265	$ 38,886
Derivative Liability	25,154	30,209
Notional Amount of Derivatives
Derivative assets	1,609,472	1,565,509
Derivative liabilities	1,721,752	1,528,184
Designated as Hedging Instruments
Fair Value of Derivatives
Derivative Asset	0	0
Derivative Liability	0	525
Notional Amount of Derivatives
Derivative assets	0	0
Derivative liabilities	108,500	108,500
Designated as Hedging Instruments | Interest rate contracts
Notional Amount of Derivatives
Derivative assets	0	0
Derivative liabilities	108,500	108,500
Designated as Hedging Instruments | Interest rate contracts | Other Assets
Fair Value of Derivatives
Derivative Asset	0	0
Designated as Hedging Instruments | Interest rate contracts | Other Liabilities
Fair Value of Derivatives
Derivative Liability	0	525
Not Designated as Hedging Instruments
Notional Amount of Derivatives
Derivative assets	1,609,472	1,565,509
Derivative liabilities	1,613,252	1,419,684
Not Designated as Hedging Instruments | Other Assets
Fair Value of Derivatives
Derivative Asset	31,265	38,886
Not Designated as Hedging Instruments | Other Liabilities
Fair Value of Derivatives
Derivative Liability	25,154	29,684
Not Designated as Hedging Instruments | Interest rate contracts
Notional Amount of Derivatives
Derivative assets	1,218,464	1,033,955
Derivative liabilities	1,218,464	1,033,955
Not Designated as Hedging Instruments | Interest rate contracts | Other Assets
Fair Value of Derivatives
Derivative Asset	20,446	20,719
Not Designated as Hedging Instruments | Interest rate contracts | Other Liabilities
Fair Value of Derivatives
Derivative Liability	16,191	20,719
Not Designated as Hedging Instruments | Foreign exchange contracts
Notional Amount of Derivatives
Derivative assets	268	4,474
Derivative liabilities	268	4,474
Not Designated as Hedging Instruments | Foreign exchange contracts | Other Assets
Fair Value of Derivatives
Derivative Asset	7	27
Not Designated as Hedging Instruments | Foreign exchange contracts | Other Liabilities
Fair Value of Derivatives
Derivative Liability	7	26
Not Designated as Hedging Instruments | Forward sales contracts
Notional Amount of Derivatives
Derivative assets	82,347	229,181
Derivative liabilities	142,578	120,567
Not Designated as Hedging Instruments | Forward sales contracts | Other Assets
Fair Value of Derivatives
Derivative Asset	136	6,014
Not Designated as Hedging Instruments | Forward sales contracts | Other Liabilities
Fair Value of Derivatives
Derivative Liability	279	794
Not Designated as Hedging Instruments | Written and purchased options
Notional Amount of Derivatives
Derivative assets	278,638	289,115
Derivative liabilities	165,198	154,170
Not Designated as Hedging Instruments | Written and purchased options | Other Assets
Fair Value of Derivatives
Derivative Asset	10,654	12,125
Not Designated as Hedging Instruments | Written and purchased options | Other Liabilities
Fair Value of Derivatives
Derivative Liability	8,656	8,098
Not Designated as Hedging Instruments | Other contracts
Notional Amount of Derivatives
Derivative assets	29,755	8,784
Derivative liabilities	86,744	106,518
Not Designated as Hedging Instruments | Other contracts | Other Assets
Fair Value of Derivatives
Derivative Asset	22	1
Not Designated as Hedging Instruments | Other contracts | Other Liabilities
Fair Value of Derivatives
Derivative Liability	$ 21	$ 47